Accounting for the acquisition of the Credit Suisse Group (Narrative) (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jun. 12, 2023	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Business Combinations [Line items]
Increase in contingent liabilities related to litigation				$ (1,900)
Swisscard AECS GmbH
Disclosure Of Business Combinations [Line items]
Proportion of ownership interest in joint venture				50.00%
Credit Suisse
Disclosure Of Business Combinations [Line items]
Provisional negative goodwill resulting from the acquisition	$ 27,264				$ 27,264
Fair value measurement adjustments made to the acquisition date fair values		$ 300
Retained earnings revision to reflect the impact on the prior-period income statement		500
Additional provisions and contingent liabilities	5,600
Litigation provisions	1,600
Existing provisions recognized by Credit Suisse Group	1,300
Increase in contingent liabilities related to litigation		$ 200
Contingent liabilities for certain obligations in respect of litigation	4,000
Contingent liabilities for certain obligations in respect of litigation recognised in business combination as of acquisition date as reported in the Annual Report 2023	3,800
Senior secured asset-based financing transferred					8,000
Senior secured asset-based financing funded as of 31 December 2023					6,000
The fair value of senior secured asset-based financing transferred to another entity					5,500
The notional amount of derivative loan commitments transferred					2,000
Fair value of derivative loan commitments transferred					150
One-year extended swingline facility				$ 750
Gains from investment agreement conclusion and assignment of loan facilities			$ 300
Credit Suisse | Swisscard AECS GmbH
Disclosure Of Business Combinations [Line items]
Proportion of ownership interest in joint venture				50.00%
Credit Suisse | As previously reported in the Annual Report 2023
Disclosure Of Business Combinations [Line items]
Provisional negative goodwill resulting from the acquisition	27,748				27,748
Credit Suisse | Measurement period adjustments made in the second quarter of 2024
Disclosure Of Business Combinations [Line items]
Provisional negative goodwill resulting from the acquisition	$ (483)				$ (483)